TAXES (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax:

	For the years ended June 30,
	2021	2020	2019
Income tax expense computed based on PRC statutory rate	$485,121	$(2,093,097)	$445,868
Effect of rate differential for Hong Kong and other outside PRC entities	(173,905)	(24,016)	(229,893)
Effect of PRC preferential tax rate	(117,514)	515,416	(34,453)
Change in valuation allowance	(223,729)	1,635,324	-
Surcharge on unpaid income tax	669,650	-	-
Permanent difference	30,030	130,910	198,774
Refund of prior years’ tax	(28,193)	-	-
Effective tax	$641,460	$164,537	$380,296

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the years ended June 30,
	2021	2020	2019
Current income tax provision	$1,119,776	$25,423	$614,622
Deferred income tax provision (benefit)	(478,316)	139,114	(234,326)
Total income tax expense	$641,460	$164,537	$380,296

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The components of deferred tax assets as of June 30, 2021 and 2020 consist of the following:

	June 30, 2021	June 30, 2020
Deferred tax assets:
Net operating losses	$1,223,699	$1,515,308
Assets impairment reserve	471,634	233,759
Depreciation and others	56,642	-
Valuation allowance	(1,146,317)	(1,633,837)
Deferred tax assets, net	$605,658	$115,230

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consists of the following:

	June 30, 2021	June 30, 2020

Corporate income tax payable	$4,256,487	$2,813,014
Other tax payable	186,705	1,397
Total taxes payable	$4,443,192	$2,814,411